TRANSACTIONS WITH AFFILIATES AND OTHER RELATED PARTIES Additional Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Separation Compensation									$ 4,100,000
Non-qualified supplemental retirement benefit									30,000
General and administrative expense	16,019,000	13,710,000	14,378,000	14,708,000	14,389,000	13,683,000	19,509,000	13,873,000	58,815,000	61,454,000	42,188,000
Executive Officer [Member]
Related Party Transaction [Line Items]
General and administrative expense									$ 6,700,000